OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current portion of provisions	$ 6.5	$ 6.7
Current portion of deferred revenue	189.7	0.0
Current portion of other liabilities	22.7	27.9
Other current liabilities	$ 218.9	$ 34.6